CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2024
CASH FLOWS
Schedule of cash flow statement

USDm	2024	2023	2022
Reversal of other non-cash movements:
Exchange rate adjustments	(0.6)	0.1	(0.3)
Share-based payments	30.2	22.5	2.2
Fair value adjustments on derivative financial instruments	(6.6)	(1.5)	0.6
Reversal of provisions adjustments	—	(6.5)	(6.3)
Other adjustments	(0.1)	(0.1)	0.2
Total	22.9	14.5	(3.6)

USDm	2024	2023	2022
Change in inventories, receivables, and payables:
Change in inventories	(10.2)	1.2	(21.8)
Change in receivables	41.7	45.2	(158.1)
Change in prepayments	8.4	(1.8)	(5.7)
Change in trade payables and other liabilities	7.9	3.2	4.7
Total	47.8	47.8	(180.9)